Condensed Consolidated Statements of Income (Unaudited)		6 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 1,041,682	$ 1,411,688	$ 1,394,010
Cost of revenues		(378,050)	(512,334)	(556,771)
Gross profit		663,632	899,354	837,239
Operating expenses:
General and administrative expenses		(2,459,742)	(3,333,442)	(2,018,577)
Total operating expenses		(2,459,742)	(3,333,442)	(2,018,577)
Loss from operations		(1,796,110)	(2,434,088)	(1,181,338)
Other income:
Other income		55,637	75,399	215,524
Interest expense		(14,285)	(19,359)	(40,484)
Other expense		(2,804)	(3,800)	(4,583)
Total other income		38,548	52,240	170,457
Loss before tax expense		(1,757,562)	(2,381,848)	(1,010,881)
Income tax expense		94,903	128,612	(23,086)
Net loss		(1,662,659)	(2,253,236)	(1,033,967)
Other comprehensive income:
Foreign currency translation adjustment, net of income tax		(3,435)	(4,655)
Total comprehensive losses		$ (1,666,094)	$ (2,257,891)	$ (1,033,967)
Net loss per share attributable to ordinary shareholders
Basic | (per share)		$ (0.103)	$ (0.139)	$ (0.071)
Diluted | (per share)	[1]	$ (0.103)	$ (0.139)	$ (0.082)
Weighted average number of ordinary shares used in computing net income per share
Basic		16,225,961	16,225,961	14,463,661
Diluted	[1]	16,225,961	16,225,961	12,675,831

[1]	Includes dilutive effect of the potential ordinary shares from the convertible bond as if it had been at the beginning of the issuance date